+TYPE       13F-HR
PERIOD     12/31/10
FILER
      CIK    0001278235
      CCC    fmd$iqt4
FILER
SROS      NONE
SUBMISSION-CONTACT
      NAME          GABE OLIVERI
      PHONE         212-372-2510
NOTIFY-INTERNET     goliveri@jetcap.com
DOCUMENT
                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                          Washington,  D. C.  20549
                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010
Check here if Amendment          [   ];   Amendment Number:
This Amendment (Check only one.):[   ]  is a new restatement.
                                 [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		      Jet Capital Investors, L.P.
Address:              667 Madison Avenue, 9th Floor
		      New York,  NY 10021

13F File Number:      28-11127

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:			     Matthew Mark
Phone:			     212-372-2500
Signature,    Place,  and   Date of Signing:

Matthew Mark,  New York, NY, February 09, 2011

Report Type  (Check only one.):

[ X ]		13F HOLDINGS REPORT.
[   ]		13F NOTICE.
[   ]		13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		43

Form 13F Information Table Value Total:	     $546,500
                                            (thousands)

List of Other Included Managers:

NONE

       Form 13F Information Table
                                                          Value     Shares/  Sh/ Put/ Invstmt Other
Name of Issuer                 Title of class   CUSIP     (x$1000)  Prn Amt  Prn Call Dscretn Managers    Sole     Shared   None
AEROPOSTALE                    COM              007865108     3819    155000 SH       Defined           155000
AIR PRODS & CHEMS INC          COM              009158106     2728     30000 SH       Defined            30000
AIRGAS INC                     COM              009363102     3123     50000 SH       Defined            50000
ALCON INC                      COM SHS          h01301102    24673    151000 SH       Defined           151000
ALLIED DEFENSE GROUP INC       COM              019118108      182     54338 SH       Defined            54338
AMERICAN EAGLE OUTFITTERS NE   COM              02553e106      878     60000 SH       Defined            60000
APPLIED SIGNAL TECHNOLOGY IN   COM              038237103     3789    100000 SH       Defined           100000
ATLAS ENERGY INC               COM              049298102    22322    507656 SH       Defined           507656
ATLAS PIPELINE PARTNERS LP     UNIT L P INT     049392103     6477    262554 SH       Defined           262554
BP PLC                         SPONSORED ADR    055622104    12809    290000 SH       Defined           290000
COLLECTIVE BRANDS INC          COM              19421w100      527     25000 SH       Defined            25000
COMPELLENT TECHNOLOGIES INC    COM              20452a108     8277    300000 SH       Defined           300000
EXCO RESOURCES INC             COM              269279402    13594    700000 SH       Defined           700000
FORTUNE BRANDS INC             COM              349631101     6028    100050 SH       Defined           100050
GENERAL MOTORS PREFERRED 6.25% COM              370442717     9894   1199999 SH       Defined          1199999
GENZYME CORP                   COM              372917104     7120    100000 SH       Defined           100000
HARVEST NATURAL RESOURCES IN   COM              41754V103     4668    383600 SH       Defined           383600
HUGHES COMMUNICATIONS INC      COM              444398101     5594    138295 SH       Defined           138295
J CREW GROUP INC               COM              46612h402     2588     60000 SH       Defined            60000
MASSEY ENERGY CO               COM              576206106     4560     85000 SH       Defined            85000
MEDIACOM COMMUNICATIONS CORP   CL A             58446K105     4658    550000 SH       Defined           550000
O CHARLEYS INC                 COM              670823103       94     13000 SH       Defined            13000
POTASH CORP OF SASK INC        COM              73755L107   103163    666300 SH       Defined           666300
RAMBUS INC DEL                 COM              750917106     3072    150000 SH       Defined           150000
TALECRIS BIOTHERAPEUTICS HLD   COM              874227101     9910    425301 SH       Defined           425301
TENET HEALTHCARE CORP          COM              88033g100     4014    600000 SH       Defined           600000
THE HOWARD HUGHES CORP         COM              44267d107     9833    180692 SH       Defined           180692
UNIERSAL AMERICAN CORP         COM              913377107     1329     65000 SH       Defined            65000
ZORAN CORP                     COM              98975F101     4840    550000 SH       Defined           550000
HUGHES TELEMATICS INC WTS - STR*W               444486110        7    295950 SH       Defined           295950
RETAIL OPPORTUNITY INVTS COR   *W EXP 10/23/201 76131N119      495    706893 SH       Defined           706893
AIRGAS INC                     COM              009363102     9369    150000 SH  CALL Defined           150000
HARVEST NATURAL RESOURCES IN   COM              41754V103      730     60000 SH  CALL Defined            60000
HEWLETT PACKARD CO             COM              428236103      274      6500 SH  CALL Defined             6500
MANTECH INTL CORP              CL A             564563104     1802     43600 SH  CALL Defined            43600
MCMORAN EXPLORATION CO         COM              582411104      240     14000 SH  CALL Defined            14000
NVIDIA CORP                    COM              67066G104     7700    500000 SH  CALL Defined           500000
RAMBUS INC DEL                 COM              750917106    21502   1049900 SH  CALL Defined          1049900
TALECRIS BIOTHERAPEUTICS HLD   COM              874227101     5818    249700 SH  CALL Defined           249700
GENZYME CORP                   COM              372917104    32040    450000 SH  PUT  Defined           450000
HARVEST NATURAL RESOURCES IN   COM              41754V103     2434    200000 SH  PUT  Defined           200000
LORILLARD INC                  COM              544147101    76422    931300 SH  PUT  Defined           931300
POTASH CORP OF SASK INC        COM              73755L107   103103    666300 SH  PUT  Defined           666300